Capital Risk - Summary of Regulatory Capital Resources (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital	£ 9,857.0	£ 10,524.0
AT1 capital	2,100.0	2,196.0
Tier 1 capital	11,957.0	12,720.0
Tier 2 capital	1,984.0	2,055.0
Total capital	13,941.0	14,775.0
CET1 capital before regulatory adjustments
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital	11,993.0	12,770.0
- Capital instruments
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital	7,060.0	7,060.0
AT1 capital	2,100.0	2,196.0
Tier 2 capital	2,203.0	2,193.0
Increase (decrease) in regulatory capital	(86.0)
- Retained earnings
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital	5,258.0	6,047.0
Increase (decrease) in regulatory capital	(789.0)
- Accumulated other reserves
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital	(325.0)	(337.0)
- Goodwill (net of tax)
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital	(1,129.0)	(1,129.0)
Increase (decrease) in regulatory capital	0.0
- Other intangibles
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital	(340.0)	(349.0)
Increase (decrease) in regulatory capital	9.0
- Fair value reserves related to gains or losses on cash flow hedges
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital	311.0	335.0
- Gains or losses on liabilities valued at fair value resulting from changes in own credit standing
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital	1.0	(14.0)
- Defined benefit pension fund assets
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital	(316.0)	(520.0)
Increase (decrease) in regulatory capital	204.0
- Dividend accrual
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital	(3.0)	(3.0)
Increase (decrease) in regulatory capital	0.0
- Amounts of qualifying items subject to phase out from Tier 2
Disclosure Of Regulatory Capital Resources [Line Items]
Tier 2 capital	182.0	193.0
Increase (decrease) in regulatory capital	(11.0)
- Regulatory deductions for instruments issued by subsidiary undertakings or subject to CRDIV amortisation and repurchases
Disclosure Of Regulatory Capital Resources [Line Items]
Tier 2 capital	(401.0)	(331.0)
Increase (decrease) in regulatory capital	(70.0)
- Other intangibles
Disclosure Of Regulatory Capital Resources [Line Items]
Increase (decrease) in regulatory capital	(24.0)
Transitional IFRS 9 benefit
Disclosure Of Regulatory Capital Resources [Line Items]
Total capital	12.2	43.0
Cash flow hedges | - Other intangibles
Disclosure Of Regulatory Capital Resources [Line Items]
Increase (decrease) in regulatory capital	£ 0.6	£ 1.3